Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Practices
At the beginning of the first fiscal quarter, the Compensation Committee typically approves grants of time-
based awards and, during the first fiscal quarter, the Compensation Committee certifies achievement of the prior year’s performance criteria for performance-based awards. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of an award and the Compensation Committee has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, none of our NEOs were awarded stock options.

Award Timing Method	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of an award and the Compensation Committee has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false